SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 08, 2021	Dec. 09, 2020	Mar. 11, 2020	Jan. 08, 2021	Feb. 29, 2020	Feb. 28, 2021	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Feb. 12, 2021	Dec. 31, 2019
Debt Instrument, Interest Rate During Period					8.00%
Repayment of convertible notes								$ 341,650
Debt conversion, converted instrument, amount								153,980
Accrued interest								164,849
Additional convertible debt								$ 341,650
Number of aggregate purchase shares	10,094,408
Common Stock shares issued								1,220,311,120	768,540,617		22,493,046
Debt conversion, converrted instrument, shares issued								8,813,956	14,000,000,000
Preferred stock shares outstanding								0	0
Convertible Note [Member]
Debt conversion, converted instrument, amount							$ 947,575
Debt conversion, converrted instrument, shares issued							311,702,077
Series A Preferred Stock [Member]
Preferred stock voting right			The Certificate of Amendment increased the voting power of the Series A Preferred Stock to 10,00 votes per share from 30 votes per share.
Preferred stock shares outstanding			3,000,000
Purchase Agreements [Member]
Common Stock shares issued										1,500,000
Aggregate purchase price					$ 144,500
Principal amount					$ 157,150
Debt instrument descriptions					The notes mature in February, 2021, bear interest at a rate of 8% per annum, and are convertible into shares of the Company’s common stock at a conversion prices ranging from to 60% to 61% of the average of the two lowest traded price of the Company’s common stock during the 15 trading days preceding the applicable conversion date
Maturity date description					The notes mature in February, 2021, bear interest at a rate of 8% per annum
Series B Preferred Stock [Member]
Stated Value per share									$ 1,200
Conversion price per share									$ 0.05
Preferred stock redemption terms									The Series B Preferred Stock (i) carries a quarterly dividend at the rate of 10% per annum, payable in cash or additional shares of Series B Preferred Stock, at the Company’s option, and (ii) may be redeemed by us, at its option, upon the payment of an amount equal to (a) $1,200 per share of Series B Preferred Stock, plus all accrued dividends thereon and any unpaid fees or liquidated damages then due with respect to the Series B Preferred Stock pursuant to the Certificate of Designation
Creative Medical Health [Member]
Payments of related party				$ 50,000
Discount rate		30.00%
Common stock price per share		$ 0.0016
Institutional Investor [Member] | Series B Preferred Stock [Member]
Number of aggregate purchase shares	157,184,354
Aggregate purchase price	$ 3,787,750									$ 350,000
Maturity date description	Each Note matures on February 11, 2022
Warrants exercise per share	$ 0.02835
Aggregate principal amount	$ 4,456,176
Original sale discount percentage	15.00%
Contractor [Member] | Warrant One
Debt conversion, converrted instrument, shares issued						10,055,556
Common stock issued for cashless warrant exercise, shares						11,583,333
Accredited Investor [Member]
Short term loan								$ 206,467
Scientific Advisory Board Members And Employees [Member]
Exercise price per share of warrants								0.03
Class of Warrant or Right, Outstanding								15,000,000
Vest upon issuance and exercisable period	10 years